Basis of Presentation, Significant Accounting Policies, and Recently Issued Accounting Standards - Revenue Recognition, Segment Reporting and Income Taxes (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
$ in Thousands
	12 Months Ended
	Dec. 31, 2015 USD ($) segment region	Dec. 31, 2014 USD ($)
Segment Reporting
Number of industry segments | segment	1
Number of geographic areas | region	1
Income Taxes
Statutory franchise tax rate (as a percent)	0.75%
Deferred tax liability | $	$ 2,361	$ 2,933
Minimum
Revenue Recognition
Period for cash receipts	30 days
Maximum
Revenue Recognition
Period for cash receipts	90 days